SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Assumptions
The fair value of the Company’s stock options granted under the 2012 plan for the years ended December 31, 2019, 2018 and 2017 was estimated using the following assumptions:

	2019	2018	2017

Expected stock price volatility	34.2% – 36.8%	32.6% – 40.8%	33.3% – 40.5%
Expected option life (in years)	3.5-5	3.5-5.5	4 – 5.5
Risk free interest rate	1.44% – 1.63%	1.71% – 2.87%	1.49% – 1.81%
Dividend yield	0%	0% - 5%	5%

Schedule of Stock Option Activity
The following table is a summary of the activity of TAT's Stock Option plan:

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	548,267	$9.03	365,000	$8.53	330,000	$7.97
Granted	170,000	5.44	273,893	9.70	75,000	10.39
Forfeited	(126,808)	11.19	(63,958)	9.85	(20,417)	7.47
Exercised	-	-	(26,668)	7.15	(19,583)	7.3

Outstanding at the end of the year	591,459	7.53	548,267	$9.03	365,000	$8.53

Exercisable at the end of the year	264,389	$7.74	163,438	$8.34	120,417	$7.95